Prepayments	12 Months Ended
Dec. 31, 2020
Prepayment [Abstract]
Prepayments

Note 4 – Prepayments

Prepayments consist of the following:

	December 31, 2020	December 31, 2019
Prepayments
Prepayment - subcontracting	$416,442	$1,096,762
Prepayment - fuel	179,954	254,291
Prepayment - insurance	92,089	176,219
Prepayment - parts and others	370,850	104,791
Deferred IPO costs	-	301,701
Total prepayments	$1,059,335	$1,933,764